Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 88	$ 95
Derivative Liabilities, Total	(94)	(249)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	46	62
Derivative Liabilities, Total	(63)	(122)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	41	47
Derivative Liabilities, Total	(49)	(105)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	5	15
Derivative Liabilities, Total	(14)	(17)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	42	33
Derivative Liabilities, Total	(31)	(127)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	38	31
Derivative Liabilities, Total	(27)	(116)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	4	2
Derivative Liabilities, Total	$ (4)	$ (11)